Fair Value Measurement - Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	€ 625	€ 6,925
Recurring Fair Value Measurement
Disclosure of detailed information about financial instruments [line items]
Derivative assets	40,713	31,708
Recurring Fair Value Measurement | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated as hedging instruments	0	2,913
Recurring Fair Value Measurement | Level 2 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	625	6,925
Recurring Fair Value Measurement | Level 2 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Derivative assets not designated as hedging instruments	€ 40,713	€ 28,795